Intangible Assets - Sensitivity to Changes in Assumptions (Details)	12 Months Ended
Dec. 31, 2023 MXN ($) item
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Risk premium basis points | item	0.0050
Impairment charge on goodwill | $	$ 0
Change in WACC	0.70%
Change in Sales Growth CAGR	0.50%
Effect on Valuation	Passes by 1.85x
United States | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in Sales Growth CAGR	0.50%
Effect on Valuation	Passes by 1.42x
Mexico | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | Coca-Cola FEMSA
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in WACC	60.00%
Change in Sales Growth CAGR	(1.00%)
Effect on Valuation	Passes by 3.2x
Brazil | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | Coca-Cola FEMSA
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in WACC	80.00%
Change in Sales Growth CAGR	(1.00%)
Effect on Valuation	Passes by 0.9x
Colombia | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | Coca-Cola FEMSA
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in WACC	90.00%
Change in Sales Growth CAGR	(1.00%)
Effect on Valuation	Passes by 1.1x
Argentina | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | Coca-Cola FEMSA
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in WACC	330.00%
Change in Sales Growth CAGR	(1.00%)
Effect on Valuation	Passes by 0.9x
Guatemala | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | Coca-Cola FEMSA
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in WACC	70.00%
Change in Sales Growth CAGR	(1.00%)
Effect on Valuation	Passes by 5.4x
Costa Rica | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | Coca-Cola FEMSA
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in WACC	80.00%
Change in Sales Growth CAGR	(1.00%)
Effect on Valuation	Passes by 4x
Nicaragua | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | Coca-Cola FEMSA
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in WACC	330.00%
Change in Sales Growth CAGR	(1.00%)
Effect on Valuation	Passes by 0.8x
Panama | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | Coca-Cola FEMSA
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in WACC	70.00%
Change in Sales Growth CAGR	(1.00%)
Effect on Valuation	Passes by 2.2x
Uruguay | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | Coca-Cola FEMSA
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in WACC	30.00%
Change in Sales Growth CAGR	(1.00%)
Effect on Valuation	Passes by 2x